Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 293,044	$ 1,149,011
Prepaid expenses	182,506	258,404
Prepaid income taxes	6,559
Total Current Assets	482,109	1,407,415
Deferred tax asset		2,723
Marketable securities held in Trust Account	252,039,116	250,124,562
Total Assets	252,521,225	251,534,700
Current liabilities
Accounts payable and accrued expenses	1,993,631	83,405
Income taxes payable		8,756
Total Current Liabilities	1,993,631	92,161
Deferred tax liability	527
Deferred underwriting fee payable	8,750,000	8,750,000
Total Liabilities	10,744,158	8,842,161
Commitments
Common stock subject to possible redemption, 23,497,390 and 23,763,667 shares at redemption value at September 30, 2020 and December 31, 2019, respectively	236,777,061	237,692,534
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	5,892,361	4,976,914
(Accumulated)/Retained earnings	(893,200)	22,272
Total Stockholders' Equity	5,000,006	5,000,005
Total Liabilities and Stockholders' Equity	252,521,225	251,534,700
Class A common stock
Stockholders' Equity
Common stock	220	194
Total Stockholders' Equity	220	194
Class B common stock
Stockholders' Equity
Common stock	625	625
Total Stockholders' Equity	$ 625	$ 625